RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

26.   RELATED PARTY TRANSACTIONS

a)Related parties *

Name of related parties	Relationship with the Company
Xiaomi Ventures Limited (“Xiaomi”), Xiaomi Communication Technology Co., Ltd., and its subsidiary, Beijing Xiaomi Mobile Software Co., Ltd. (collectively, “Xiaomi Group”) (2)	A company controlled by principal shareholder of the Company before December 30, 2020
King Venture Holdings Limited (“King Venture”) and Beijing Kingsoft Cloud Network Technology Co., Ltd. (“BJ Kingsoft”) (1)	A company controlled by principal shareholder of the Company before December 30, 2020
Beijing Cheetah Mobile Technology Co., Ltd. (“BJ Cheetah”) (1)	A company controlled by principal shareholder of the Company before December 30, 2020
Tuspark Innovation Venture Ltd. (“Tuspark Innovation”)	The controlling shareholder of the Company before April 13,2021
Beijing Tuspark Harmonious Investment Development Co., Ltd. (“Tuspark Harmonious”) (5)	A company controlled by controlling shareholder of the Company before April 13, 2021
Ziguang Financial Leasing Co., Ltd. (“Ziguang Finance Leasing”) (5)	A company controlled by controlling shareholder of the Company before April 13, 2021
Qidi Bus (Beijing) Technology Co., Ltd. (“Qidi Tech”) (5)	A company controlled by controlling shareholder of the Company before April 13, 2021
Beijing Qidi Yefeng Investment Co., Ltd. (“Beijing Qidi Yefeng”) (5)	A company controlled by controlling shareholder of the Company before April 13, 2021
Beijing Huaqing Property Management Co., Ltd. (“Beijing Huaqing”) (5)	A company controlled by controlling shareholder of the Company before April 13, 2021
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of a subsidiary
Shanghai Puping Information Technology Co., Ltd. (“Shanghai Puping”) (4)	A company controlled by minority shareholder of the Company
Beijing Chengyishidai Network Engineering Technology Co., Ltd. (“CYSD”)(3)	Equity investee of the Company
WiFire (Beijing) Technology Co., Ltd. (“WiFire BJ”) (3)	Equity investee of the Company
Beijing Fastweb Network Technology Co., Ltd. (“BJ Fastweb”) (3)	Equity investee of the Company
Jingliang Interconnected Cloud Technology Co., Ltd. (“Jingliang Inter Cloud”)	Equity investee of the Company
Beijing Taiji Data Tech Co., Ltd. (“Taiji”)	Equity investee of the Company in 2019 and wholly-owned subsidiary since January 31, 2020
Apurimac Partners Limited (“APL”)	A company controlled by an officer of the Company
Asialeads Capital (Cayman) Limited	A company in which a director of the Company acts as an executive
Beijing New Internet Digital Technology Research Institution Limited (“BJ New Internet”)	Equity investee of the Company
Anhui Suzhou Century Broadband Data Technology Co., Ltd. (“SZ Century”)	A company controlled by an equity investee of principle shareholder of the Company from December 1, 2021

*	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2019, 2020 and 2021.
(1)	These companies are ultimately controlled by the same party. King Venture made a significant investment in the Company in 2015. These companies ceased to be related parties as the Company repurchased the shares from King Venture on December 30, 2020.
(2)	These companies are ultimately controlled by the same party. Xiaomi made a significant investment in the Company in 2015. These companies ceased to be related parties as the Company repurchased the shares from King Venture on December 30, 2020.
(3)	These entities were disposed by the Company in September 2017, included in WiFire Entities, and determined by the Company as related parties as of December 31, 2019, 2020 and 2021.
(4)	These entities are controlled by Waburg Pincus, a significant minority shareholder of the Company.
(5)	These companies are ultimately controlled by the same party. Tuspark Innovation was the controlling shareholder as of December 31, 2020. These companies ceased to be related parties as the Company repurchased shares from Tuspark Innovation on April 13, 2021.

26.   RELATED PARTY TRANSACTIONS (CONTINUED)

b)Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Services provided to:
-SZ Century	—	—	1,445	227
-Jingliang Inter Cloud	—	880	480	75
-BJ New Internet	—	—	170	27
-Xiaomi Group	437,694	527,679	—	—
-Qidi Tech	7,427	3,478	—	—
-BJ Cheetah	169	98	—	—
-BJ Kingsoft	3,475	43	—	—
-Taiji	7,899	—	—	—
-WiFire BJ	1,934	—	—	—
-Others	1,494	305	144	23

Services provided by:
-CYSD	38,918	38,918	38,918	6,107
-Beijing Huaqing	—	4,389	1,254	197
-BJ Kingsoft	3,492	16,867	—	—
-APL	—	8,124	—	—
-Jingliang Inter Cloud	8,829	4,956	—	—
-Taiji	19,942	—	—	—
-Others	5,866	796	1,223	192

Loan to:
-Shanghai Puping	—	62,531	75,611	11,865
- BJ New Internet	—	—	261	41
-Taiji	1,500	—	—	—

Interest income from loan to:
-SH Shibei	—	—	1,321	207
-BJ Fastweb	700	—	—	—

Lease deposit paid to:
-Ziguang Finance Leasing	6,154	135	—	—

Lease payment paid to:
-Ziguang Finance Leasing	17,156	30,776	10,431	1,637
-Beijing Qidi Yefeng	—	4,516	2,154	338
-Tuspark Harmonious	68,832	43,703	—	—

Cash consideration for shares repurchase
-Tuspark Innovation	—	—	1,701,804	267,050
-King Venture	—	130,472	—	—

26.   RELATED PARTY TRANSACTIONS (CONTINUED)

c)The Company had the following related party balances as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Amounts due from related parties:
Current:
-Shanghai Puping	62,531	138,142	21,677
- SZ Century	—	16,996	2,667
-SH Shibei	9,800	11,121	1,745
- BJ New Internet	—	441	69
-Ziguang Finance Leasing	2,042	—	—
-Others	1,146	1,267	200
	75,519	167,967	26,358
Non-current:
-Tuspark Harmonious	11,863	—	—
-Ziguang Finance Leasing	6,289	—	—
-Beijing Qidi Yefeng	1,124	—	—
-Others	1,286	—	—
	20,562	—	—
Amounts due to related parties:
Current:
- CYSD	189	6,870	1,078
-APL	783	765	120
- SZ Century	—	571	90
-Ziguang Finance Leasing	31,681	—	—
-Tuspark Harmonious	13,557	—	—
-Beijing Qidi Yefeng	4,410	—	—
-Others	387	566	89
	51,007	8,772	1,377
Non-current:
-Tuspark Harmonious	715,992	—	—
-Ziguang Finance Leasing	22,247	—	—
-Beijing Qidi Yefeng	9,507	—	—
	747,746	—	—